Interest income, Interest expense and Other Finance Costs - Interest and finance related costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income, Interest expense and Other Finance Costs
Interest expense	$ 53,628,356	$ 58,680,985	$ 35,077,293
Amortization of loan financing and modification gain	2,263,416	1,994,191	1,693,117
Bank charges and loan commitment fees	364,929	33,939	729,710
Other finance costs	795,979	469,951	581,855
Total	$ 57,052,680	$ 61,179,066	$ 38,081,975